Shareholders' equity (Schedule of Fair Of ESPP Weighted Average Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	61.90%
Expected term in years	6 months
Risk-free interest rate	0.09%
Estimated fair value of underlying ordinary shares	$ 196.89
Dividend yield	0.00%